Note 18 - Restructuring Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
16.  RESTRUCTURING ACTIVITIES

The Company continuously evaluates all operations to identify opportunities to improve profitability by leveraging existing infrastructure to reduce operating costs and respond to overall economic conditions.  The Predecessor implemented certain restructuring actions which were intended to better align the Company’s manufacturing capacity, eliminate excess capacity by lowering operating costs, and streamline the organizational structure for improved long-term profitability. The restructuring actions consist of facility consolidations and closures and employee terminations.  The Company expects to incur incremental manufacturing costs at the operating locations impacted by the restructuring actions during the related restructuring implementation period. The restructuring plans initiated in the three months ended March 31, 2013 primarily related to the consolidation of manufacturing processes which affected a manufacturing facility in the Graphic Solutions segment.

During the three months ended March 31, 2013, the Company recorded $1,606 of restructuring expense primarily relating to the elimination of certain positions in both the Graphic Solutions and the Performance Materials segments.  There were no restructuring charges recorded for the three months ended March 31, 2014. As of March 31, 2014, the Company has accrued restructuring costs of $1,311 that are anticipated to be paid out in the next twelve months.

The activity in the restructuring liabilities for the three months ended March 31, 2014 (Successor) and 2013 (Predecessor) was as follows:

		For the Successor Period
Successor	Balance, December 31, 2013	Charges to Expense	Cash Payments	Non-cash Adjustments		Total Costs and Adjustments	Balance, March 31, 2014
Graphic Solutions:
Severance and other benefits	$699	$-	$(202)	$		$(202)	$497
Total Graphics Solutions	699	-	(202)		-	(202)	497

Performance Materials:
Severance and other benefits	1,330		(516)			(516)	814
Total Performance Materials	1,330	-	(516)		-	(516)	814

Total restructuring liability	$2,029	$-	$(718)		$-	$(718)	$1,311

		For the Predecessor Period
Predecessor	Balance, December 31, 2012	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, March 31, 2013
Graphic Solutions:
Severance and other benefits	$-	$1,504	$(57)	$-	$1,447	$1,447
Total Graphics Solutions	-	1,504	(57)	-	1,447	1,447

Performance Materials:
Severance and other benefits	632	102	(85)	(19)	(2)	630
Total Performance Materials	632	102	(85)	(19)	(2)	630

Total restructuring liability	$632	$1,606	$(142)	$(19)	$1,445	$2,077

18.  RESTRUCTURING ACTIVITIES

The Company continuously evaluates all operations to identify opportunities to improve profitability by leveraging existing infrastructure to reduce operating costs and respond to overall economic conditions. The Predecessor implemented certain restructuring actions which were intended to better align the Company’s manufacturing capacity, eliminate excess capacity by lowering operating costs, and streamline the organizational structure for improved long-term profitability. The restructuring actions consist of facility consolidations and closures and employee terminations. The Company expects to incur incremental manufacturing costs at the operating locations impacted by the restructuring actions during the related restructuring implementation period. The restructuring plans initiated in 2013 primarily related to the consolidation of manufacturing processes which affected a manufacturing facility in the Graphic Solutions segment.

During the Successor 2013 Period and the Predecessor 2013 Period, the Company recorded $762 and $3,636, respectively, of restructuring expense primarily relating to the elimination of certain positions in both the Graphic Solutions the Performance Materials segments. As of December 31, 2013, the Company has accrued restructuring costs of $2,029 that are anticipated to be paid out in the next twelve months.

During the year ended December 31, 2012, the Company recorded $292 of restructuring expense primarily relating to the elimination of certain positions in the Performance Materials Europe reporting unit.

The activity in the restructuring liabilities was as follows:

		For the Successor 2013 Period
Successor	Balance, November 1, 2013	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, December 31, 2013
Graphic Solutions:
Severance and other benefits	$666	$-	$-	$33	$33	$699
Total Graphics Solutions	666	-	-	33	33	699

Performance Materials:
Severance and other benefits	1,671	762	(1,117)	14	(341)	1,330
Total Performance Materials	1,671	762	(1,117)	14	(341)	1,330

Total restructuring liability	$2,337	$762	$(1,117)	$47	$(308)	$2,029

		For the Predecessor 2013 Period
Predecessor	Balance, December 31, 2012	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, October 31, 2013
Graphic Solutions:
Severance and other benefits	$-	$2,159	$(1,493)	$-	$666	$666
Total Graphics Solutions	-	2,159	(1,493)	-	666	666

Performance Materials:
Severance and other benefits	632	1,477	(458)	20	1,039	1,671
Total Performance Materials	632	1,477	(458)	20	1,039	1,671

Total restructuring liability	$632	$3,636	$(1,951)	$20	$1,705	$2,337

		For the year ended December 31, 2012
Predecessor	Balance, December 31, 2011	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, December 31, 2012
Graphic Solutions:
Severance and other benefits	$20	$67	$(87)	$-	$(20)	$-
Total Graphics Solutions	20	67	(87)	-	(20)	-

Performance Materials:
Severance and other benefits	1,012	396	(814)	22	(396)	616
Other	215	(171)	(28)	-	(199)	16
Total Performance Materials	1,227	225	(842)	22	(595)	632

Total restructuring liability	$1,247	$292	$(929)	$22	$(615)	$632